Supplemental pension plans (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Sensitivity analysis: Increase of 1 p.p. | Discount rate
Sensitivity analysis of the benefit plan obligations
Rate	7.45% - 8.45%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (388,252)
Sensitivity analysis: Increase of 1 p.p. | Medical Inflation
Sensitivity analysis of the benefit plan obligations
Rate	8.95% - 9.99%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 112,355
Sensitivity analysis: Decrease of 1 p.p. | Discount rate
Sensitivity analysis of the benefit plan obligations
Rate	5.45% - 6.45%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 475,824
Sensitivity analysis: Decrease of 1 p.p. | Medical Inflation
Sensitivity analysis of the benefit plan obligations
Rate	6.95% - 7.99%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (93,231)